Exhibit 99.1

Harley-Davidson Motorcycle Trust 2011-1

$140,000,000.00 0.28863% Motorcycle Contract Backed Notes, Class A-1

$100,000,000.00 0.61% Motorcycle Contract Backed Notes, Class A-2a

$75,000,000.00 LIBOR + 0.20% Motorcycle Contract Backed Notes, Class A-2b

$160,000,000.00 0.96% Motorcycle Contract Backed Notes, Class A-3

$71,140,000.00 1.31% Motorcycle Contract Backed Notes, Class A-4

$27,240,000.00 2.12% Motorcycle Contract Backed Notes, Class B

$26,620,000.00 2.41% Motorcycle Contract Backed Notes, Class C

Monthly Report

For the November 15, 2013 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of August 01, 2011, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on August 15, 2011

Beginning of Due Period	10/01/2013
End of Due Period	10/31/2013
Determination Date	11/06/2013
Record Date	11/14/2013
Distribution Date	11/15/2013
Interest Determination Date	Not Applicable
LIBOR as of the Interest Determination Date	Not Applicable
Number of days in Interest Period (ACT/360 basis)	31
Number of days in Interest Period (30/360 basis)	30

	Number of	Cut-Off		Initial
Purchases	Contracts	Date	Closing Date	Pool Balance

Initial Contracts	50,869	07/31/2011	08/12/2011	$633,579,761.08
Subsequent Contracts	N/A	N/A	N/A	N/A
Total	50,869			$633,579,761.08

I. POOL BALANCE CALCULATION

Aggregate Principal Balance at beginning of Due Period		$220,175,844.85
Monthly principal amounts
Principal collections on Contracts outstanding at end of Due Period	5,396,214.76
Principal collections on Contracts paid off in full during Due Period	4,613,009.80
Balance of Contracts liquidated during Due Period	572,223.24
Balance of Contracts purchased by Seller or Servicer during Due Period	—
Other adjustments	1,397.78
Decline in Aggregate Principal Balance		10,582,845.58
Aggregate Principal Balance at end of Due Period		$209,592,999.27
Pool factor		0.3308076

II. NOTE PRINCIPAL BALANCE CALCULATION

	Class A-1	Class A-2a	Class A-2b	Class A-3	Class A-4	Class B	Class C	Total
Original Note Balance	$140,000,000.00	$100,000,000.00	$75,000,000.00	$160,000,000.00	$71,140,000.00	$27,240,000.00	$26,620,000.00	$600,000,000.00

Note balance as of prior Distribution Date	—	—	—	74,038,963.74	71,140,000.00	27,240,000.00	26,620,000.00	199,038,963.74

First Priority Principal Distributable Amount	—	—	—	—	—	—	—	—

Second Priority Principal Distributable Amount	—	—	—	—	—	—	—	—

Noteholders’ Regular Principal Distributable Amount	—	—	—	9,566,892.40	—	—	—	9,566,892.40

Principal Distributable Amount *	—	—	—	9,566,892.40	—	—	—	9,566,892.40

Note balance at end of Due Period	—	—	—	64,472,071.34	71,140,000.00	27,240,000.00	26,620,000.00	189,472,071.34

Note Pool factor at begininning of Due Period	0.0000000	0.0000000	0.0000000	0.4627435	1.0000000	1.0000000	1.0000000

Note Pool factor at end of Due Period	0.0000000	0.0000000	0.0000000	0.4029504	1.0000000	1.0000000	1.0000000

* Equals the aggregate Note balance as of prior Distribution Date minus (the Aggregate Principal Balance at end of Due Period less the Overcollateralization Target Amount)

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Note Interest
	Note Balance at	Carryover Shortfall at			Interest		Note Interest	Note Interest
	Beginning of Due	Beginning of Due	Interest		Accrual	Note Monthly Interest	Carryover Shortfall at	Distributable
Class	Period	Period	Rate	Days	Basis	Distributable Amount	End of Due Period	Amount
A-1	—	—	0.28863%	31	ACT/360	—	—	—
A-2a	—	—	0.61%	30	30/360	—	—	—
A-2b	—	—	0.40120%	31	ACT/360	—	—	—
A-3	74,038,963.74	—	0.96%	30	30/360	59,231.17	—	59,231.17
A-4	71,140,000.00	—	1.31%	30	30/360	77,661.17	—	77,661.17
B	27,240,000.00	—	2.12%	30	30/360	48,124.00	—	48,124.00
C	26,620,000.00	—	2.41%	30	30/360	53,461.83	—	53,461.83
Totals	$199,038,963.74	—				$238,478.17	—	$238,478.17

  IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:

Principal collections on Contracts during Due Period	$9,775,206.49
Interest collections on Contracts during Due Period	2,254,030.86
Net Liquidation Proceeds	458,374.01
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	230,486.02
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Investment Earnings - Collection Account	327.06

Total Available Monies		$12,718,424.44

Distribution of Available Monies in order of priority:

Reimbursement Amount	239,201.30
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	183,479.87
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	412.83
Class A Note Interest Distributable Amount	136,892.34
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	48,124.00
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	53,461.83
Class A Noteholders’ Regular Principal Distributable Amount	9,566,892.40
Class B Noteholders’ Regular Principal Distributable Amount	—
Class C Noteholders’ Regular Principal Distributable Amount	—

Total distribution of fees, interest and principal	10,228,464.57

Excess Amounts (Shortfall)		2,489,959.87

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to the Reserve Fund up to the Specified Reserve Fund Balance	—
Excess Amounts to Trust Depositor	2,489,959.87

Total distribution of Available Monies		$12,718,424.44

  V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$5,659,010.98
b) 1.00% of the Pool Balance as of the Cutoff Date	6,335,797.61
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	12,575,579.96
Specified Reserve Fund Balance		$6,335,797.61

Reserve Fund balance at beginning of Due Period		$6,335,797.61

Additions to Reserve Fund:
Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	163.72

Total additions		163.72

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	163.72

Total withdrawals		163.72

Reserve Fund balance at end of Due Period		$6,335,797.61

Calculation of Overcollateralization Target Amount:
The greatest of:
a) The lesser of:
x) 9.60% of the Aggregate Principal Balance at the end of the Due Period	20,120,927.93
y) 5.30% of the Aggregate Principal Balance as of the cutoff date	33,579,727.34
b) 1.50% of the Aggregate Principal Balance as of the Cutoff Date	9,503,696.42
c) If a Cumulative Loss Trigger event has occurred and is continuing, the Overcollateralization
Target Amount from the immediately preceding Distribution Date (a Reserve Fund Trigger Event)	21,136,881.11

Overcollateralization Target Amount for current Distribution Date		$20,120,927.93

	Amount	Percentage
Overcollateralization Amount at Cutoff Date	33,579,761.08	5.30%
Overcollateralization Target Amount for current Distribution Date	20,120,927.93	9.60%
Overcollateralization Amount at current Distribution Date	20,120,927.93	9.60%

  VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	27
Trigger Status? Yes or No	No

Monthly losses

	Number of Contracts	Amount	% of Principal Balance at beginning of Due Period

Principal Balance of Liquidated Contracts for the Due Period	67	$806,241.31	0.366%

Less:
Net Liquidation Proceeds for the Due Period	52	458,374.01	0.208%

Net Liquidation Losses for the Due Period		347,867.30	0.158%

Net Liquidation Loss ratio			1.896%

Average loss ratio

Net Liquidation Loss ratio - current Distribution Date	1.896%
Net Liquidation Loss ratio - prior Distribution Date	1.228%
Net Liquidation Loss ratio - second prior Distribution Date	0.435%
Three-month average Loss ratio	1.186%

Cumulative losses

	Number of Contracts	Amount	% of Initial Principal Balance

Cumulative Liquidated Contracts	1,650	$21,784,060.69	3.438%
Cumulative Net Liquidation Proceeds	1,460	13,180,916.84	2.080%
Cumulative Net Liquidation Losses		8,603,143.85	1.358%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$5,214.03

Cumulative Loss Ratio

Cumulative Loss Ratio		1.358%
Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

Months	Trigger Threshold
1 - 12	2.000%
13 - 24	3.000%
25 - 36	4.000%
37 - 48	5.000%
49 or greater	5.500%

Delinquencies

Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period

30 - 59	466	$4,855,803.15	$95,643.28	2.205%
60 - 89	132	1,394,957.08	38,542.96	0.634%
90 - 119	95	1,039,851.42	67,638.91	0.472%
120+	43	500,766.58	28,660.87	0.227%
Totals	736	$7,791,378.23	$230,486.02	3.539%

60+ Delinquency Amount	270	$2,935,575.08		1.333%

60+ Day average delinquency ratio

60+ day delinquency ratio - current Distribution Date	1.333%
60+ day delinquency ratio - prior Distribution Date	1.409%
60+ day delinquency ratio - second prior Distribution Date	1.240%
Three-month average 60+ day delinquency ratio	1.327%

  VII. ADDITIONAL CONTRACT INFORMATION

Contract Data	Beginning of Due Period	End of Due Period
Number of Contracts	24,343	23,668
Principal Balance of Contracts	$220,175,844.85	$209,592,999.27
Weighted average original term	74.49	74.61
Weighted average remaining term	41.64	40.81
Weighted average age	32.85	33.80
One month prepayments (ABS)	1.47%	1.52%
Weighted average Contract Rate	12.29%	12.33%

Contract Rate	Principal Balance of Contracts	% of Principal Balance at End of Due Period
0.000% - 5.000%	8,005,912.89	3.82%
5.001% - 10.000%	69,289,558.31	33.06%
10.001% - 15.000%	78,699,031.80	37.55%
15.001% - 20.000%	33,756,349.64	16.11%
> 20.000%	19,842,146.63	9.47%

Advances made by Servicer in current Due Period	$230,486.02
Reimbursement Amount due to Servicer	239,201.30
Number of Contracts purchased by Seller or Servicer	—
Principal Balance of Contracts purchased by Seller or Servicer	—
Purchase Price of Contracts purchased by Seller or Servicer	—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1. Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2. Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3. Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4. Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5. Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6. During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7. Information regarding material changes to derivatives used within the transaction structure, including the counterparty, the operation and material terms of the derivatives instruments:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of August 1, 2011 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2011-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from October 1, 2013 to October 31, 2013 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 6th day of November, 2013.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary